Common Shares (Details) - shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Number of Special Warrants
Issued		5,889,735
Exercised into 1.10 common shares and warrants	(5,589,735)	(300,000)
Warrants Outstanding, Ending Balance		5,589,735
Exercised Into Common Shares
Warrant Outstanding, Beginning Balance	330,000
Exercised into 1.10 common shares and warrants	6,372,298	330,000
Warrants Outstanding, Ending Balance	6,702,298	330,000
Exercised Into Warrants
Warrants Outstanding, Beginning Balance	330,000
Exercised into 1.10 common shares and warrants	6,372,298	330,000
Warrants Outstanding, Ending Balance	6,702,298	330,000